Warrant Liability - Schedule of Fair Value of Warrants on Various Dates Calculated Using a Black-Scholes Option Pricing Model with Assumptions (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2023 $ / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares
Disclosure Of Detailed Information About Stock Option Assumption [Line Items]
Expected dividend rate	0.00%	0.00%	0.00%
Black Scholes Option Pricing Model
Disclosure Of Detailed Information About Stock Option Assumption [Line Items]
Underlying common share fair value (in USD)	$ 6.28			$ 3.25
Remaining life until expiry	0.023	0.023		0.028	0.028
Volatility	71.00%	71.00%		51.00%	51.00%
Risk-free interest rate	4.75%	4.75%		4.26%	4.26%
Fair value of a warrant calculated using a Black-Sholes pricing model (in USD)	$ 0.19			$ 0
Fair value of exercise price adjustment mechanism (in USD)	$ 0.53			$ 0.12
Illiquidity discount	26.00%	26.00%		20.00%	20.00%
Fair value of a warrant | (per share)	$ 0.53	$ 0.7		$ 0.1	$ 0.13